                             THE VANTAGEPOINT FUNDS


 Supplement dated December 23, 2005 to the Statement of Additional Information
              dated May 1, 2005, as amended May 23, 2005, June 30,
                           2005 and September 8, 2005

      This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
                      Statement of Additional Information.

SECURITIES LENDING

The following sentences replaces the last sentence of the Securities Lending paragraph under the Description of the Funds' Investments and Risks. The Securities Lending paragraph begins on p. 10 of the Statement of Additional
Information:

Voting rights on the loaned securities may pass to the borrower. The Funds, however, are entitled to recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

INFORMATION ABOUT THE OFFICERS AND DIRECTORS

Replace the information about Messrs. N. Anthony Calhoun and Timothy O'Brien and Ms. Donna Gilding in the "Independent Directors" chart, which begins on p. 17 of the Statement of Additional Information, with the following:

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE     POSITION(S) HELD WITH   TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S) DURING     OTHER DIRECTORSHIPS HELD
                 THE TRUST               LENGTH OF TIME        PAST 5 YEARS
                                         SERVED
-----------------------------------------------------------------------------------------------------------------------------------
N. Anthony       Director                Director since        Retired (October 2005 to the       None
Calhoun  (58)                            November, 1998        present); Deputy Chief Financial
                                         Term expires          Officer and Treasurer --
                                         October, 2006         District of Columbia
                                                               (2001 to October 2005); Deputy
                                                               Executive Director &
                                                               Chief Financial Officer -
                                                               Pension Benefit Guaranty
                                                               Corp. (1993-2001)

-----------------------------------------------------------------------------------------------------------------------------------
Timothy M.       Director                Term expires          Independent Consultant (pension    Member of the Investment
O'Brien (55)                             October 2009          consulting) (2003-present);        Advisory Council of the Alaska
                                                               Chief Executive Officer -          State Pension Investment Board
                                         Director since        American Humane Association        (2000-present)
                                         September, 2005       (1999-2003); Consultant -
                                                               William Mercer Consulting
                                                               (investment and fiduciary
                                                               consulting) (1995-1999)
-----------------------------------------------------------------------------------------------------------------------------------
Donna K.         Chair of the Board      Term expires          Chief Investment Officer -         None
Gilding (65)     and Director            October, 2006         Lowenhaupt & Chasnoff (2005 -
                                                               present) (wealth management law
                                         Director since        firm); Chief Investment Officer-
                                         November, 1998        Progress Investment
                                                               Management Company
                                                               (2001 - 2005); Chief
                                                               Investment Officer - New
                                                               York City Comptroller's
                                                               Office (1993-2001)

-----------------------------------------------------------------------------------------------------------------------------------

 Replace the information about Ms. Alison Rudolf and Mr. Paul Gallagher in the
    "Interested Directors and Officers" chart, which begins on p. 18 of the Statement of Additional Information, with the following:

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE     POSITION(S) HELD WITH   TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S) DURING     OTHER DIRECTORSHIPS HELD
                 THE TRUST               LENGTH OF TIME        PAST 5 YEARS
                                         SERVED
-----------------------------------------------------------------------------------------------------------------------------------
Alison D.        Director                Term expires          Township Manager -                 Director - ICMA
Rudolf (52)*                             October, 2006         Lower Moreland Twp,                Retirement
                                                               PA (1982-present)                  Corporation (2003-
                                         Director since May,                                      present); Trustee -
                                         2004                                                     ICMA Retirement
                                                                                                  Trust (1997-2000)
-----------------------------------------------------------------------------------------------------------------------------------
Paul Gallagher   Secretary               Since November, 1998  Senior Vice President and          N/A
(46)**                                                         General Counsel - ICMA
                                                               Retirement Corporation
                                                               (2004 - present); Vice
                                                               President and General
                                                               Counsel - ICMA
                                                               Retirement Corporation
                                                               (1998-2003); Secretary -
                                                               Vantagepoint Investment
                                                               Advisers, LLC (1999
                                                               present).

-----------------------------------------------------------------------------------------------------------------------------------

     *Ms. Rudolf is considered an interested Director because she is a director of ICMA Retirement Corporation ("ICMA-RC"). Vantagepoint Investment Advisers, LLC ("VIA") is a wholly-owned subsidiary of ICMA-RC.

     **Mr. Gallagher is an executive officer of the Trust and is considered to be an "interested person" of the Trust, as that term is defined under the 1940 Act.

     COMPENSATION

     The following paragraph is added to the end of the Compensation section, which begins on p. 20 of the Statement of Additional Information:

     Mr. Bruce James Rohrbacher, the Trust's Chief Compliance Officer, receives compensation from the Trust for his services as Chief Compliance Officer. ICMA-RC, VIA's parent company, also compensates Mr. Rohrbacher for serving as the Trust's Chief Compliance Officer, as well as VIA's Chief Compliance Officer.

     COMMITTEES OF THE BOARD

     The following sentence replaces the first sentence of the second paragraph in this section, on p. 22 of the Statement of Additional Information:

     The members of the Audit Committee are: Arthur R. Lynch, Timothy M. O'Brien. and N. Anthony Calhoun.

     The second sentence of second paragraph in this section, on p. 22 of the Statement of Additional Information, is deleted.


     INVESTMENT ADVISORY AND OTHER SERVICES

The following chart replaces the chart at the top of p. 29 of the Statement of Additional Information:

                                            FEE

All Funds except the Index
Funds, the Model Portfolio Funds
and the Milestone Funds                       0.35%

Index Funds
  Class I                                     0.30%
  Class II                                    0.10%

Model Portfolio and Milestone Funds           None

SUBADVISERS

Effective January 1, 2006, T. Rowe Price's sub-advisory fees with respect to the Vantagepoint Equity Income Fund and the Vantagepoint Growth & Income Fund will be paid according to the following schedule:

----------------------------------------------------------------------------------------------------------
                    FUND                            ASSETS MANAGED        FEE (BASED ON PERCENTAGE OF
                                                                           AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------
Vantagepoint Equity Income Fund               First $250 million          0.400%
----------------------------------------------------------------------------------------------------------
                                              Next $250 million           0.375%
----------------------------------------------------------------------------------------------------------
                                              Over $500 million           0.350%
----------------------------------------------------------------------------------------------------------
Vantagepoint Growth & Income Fund             First $250 million          0.40%
----------------------------------------------------------------------------------------------------------
                                              Next $250 million           0.375%
----------------------------------------------------------------------------------------------------------
                                              Over $500 million           0.350%
----------------------------------------------------------------------------------------------------------

LEGAL COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM & CUSTODIAN

The following sentence replaces the first sentence in this section, on p. 58 of the Statement of Additional Information:

Mayer, Brown, Rowe & Maw LLP, 1909 K Street, NW, Washington, D.C., 20006, serves as legal counsel to the Funds.


           [End of Supplement to Statement of Additional Information]